Basis of preparation of the consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2018
Basis of preparation of the consolidated financial statements [Abstract]
Disclosure of detailed information about Reclassifications and nonmaterial errors corrections [Text Block]	The following table shows a description of the identified non-material errors:

	2017			2016
	Previously reported	Correction	As Corrected	Previously reported	Correction	As Corrected
Operating activities
Amortizations in securities at amortized cost	-	732	732	-	965	965
Net changes in hedging position	(26,363)	24,530	(1,833)	21,333	(46,169)	(24,836)
Investing activities
Proceeds from maturities of securities at amortized cost	18,258	(732)	17,526	55,240	(965)	54,275
Financing activities
Net increase (decrease) in short-term borrowings and debt	(397,352)	1,147	(396,205)	(960,281)	(814)	(961,095)
Proceeds from long-term borrowings and debt	219,905	-	219,905	403,489	2,660	406,149
Repayments of long-term borrowings and debt	(857,799)	(25,677)	(883,476)	(508,564)	44,322	(464,242)